Employee benefit obligations - Schedule of changes in the defined benefit obligation and fair value of plan assets (Detail) € in Millions	5 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure Of Changes In Defined Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Defined benefit plan start period	€ 14
Benefit payments from the plan	0
Return on plan assets	(8)
Remeasurements financial assumptions	9
Experience adjustments	4
Interest expense	6
Interest income	(6)
Employer contributions	(1)
Exchange differences	0
Defined benefit plan end period	18
Staff Retirement Plan And Restoration Plans [Member]
Disclosure Of Changes In Defined Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Defined benefit plan start period	265
Benefit payments from the plan	(11)
Return on plan assets	0
Remeasurements financial assumptions	9
Experience adjustments	4
Interest expense	6
Interest income	0
Employer contributions	0
Exchange differences	(4)
Defined benefit plan end period	2
Fair Value Of Plan Assets [Member]
Disclosure Of Changes In Defined Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Defined benefit plan start period	(251)
Benefit payments from the plan	11
Return on plan assets	(8)
Remeasurements financial assumptions	0
Experience adjustments	0
Interest expense	0
Interest income	(6)
Employer contributions	(1)
Exchange differences	4
Defined benefit plan end period	€ (251)